Accounts payable and accrued expenses (Details) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounts payable and accrued expenses [Abstract]
Operating expenses	$ 122,014	$ 194,487
General expenses	107,823	149,557
Purchased services	21,887	36,403
Taxes payable	65,204	37,797
Salaries and wages	3,012	5,189
Others	20,804	80,441
Accounts payable and accrued expenses	$ 340,744	$ 503,874